ACQUISITIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Mar. 31, 2017	May 20, 2016	Mar. 31, 2016	Jan. 22, 2016	Jan. 01, 2016	Dec. 17, 2015	Aug. 14, 2015	Jun. 02, 2015	May 29, 2015	May 18, 2015	Apr. 16, 2015	Mar. 03, 2015	Feb. 17, 2015	Dec. 19, 2014	Nov. 19, 2014	Nov. 14, 2014	Jul. 01, 2014
Net tangible assets:
Goodwill	$ 107,237		$ 108,839
Shanghai Huajian Management
Net tangible assets:
Current assets																	$ 4,738
Non-current assets																	5,673
Current liabilities																	(5,413)
Total																	4,998
Goodwill																	14,032
Deferred tax liability																	(3,108)
Total																	22,731
Total consideration																	27,729
iKang Shenyang Hospital
Net tangible assets:
Non-current assets																$ 645
Total																645
Goodwill																982
Deferred tax liability																(101)
Total																991
iKang Shenyang Ningshan Hospital
Net tangible assets:
Non-current assets															$ 7
Total															7
Goodwill															1,124
Deferred tax liability															(166)
Total															1,621
Gold iKang Shenyang Hospital
Net tangible assets:
Non-current assets														$ 2,832
Current liabilities														(55)
Total														2,777
Goodwill														3,464
Deferred tax liability														(68)
Total														3,670
iKang Tianjin Hedong Dongrun
Net tangible assets:
Current assets													$ 141
Non-current assets													634
Current liabilities													(90)
Total													685
Goodwill													2,099
Deferred tax liability													(279)
Total													2,347
iKang Tianjin Hexi Fenghui
Net tangible assets:
Current assets													133
Non-current assets													356
Current liabilities													(3)
Total													486
Goodwill													1,228
Deferred tax liability													(120)
Total													1,587
WA HK
Net tangible assets:
Current assets												$ 1,413
Non-current assets												5,459
Current liabilities												(3,006)
Total												3,866
Goodwill												7,570
Deferred tax liability												(666)
Total												9,456
Non-controlling interest												(3,388)
Chengdu Ommay
Net tangible assets:
Current assets											$ 748
Non-current assets											499
Current liabilities											(734)
Total											513
Goodwill											2,853
Deferred tax liability											(285)
Total											3,520
iKang Yinchuan Ciming
Net tangible assets:
Non-current assets								$ 927
Total								927
Goodwill								4,406
Deferred tax liability								(493)
Total								(5,526)
Non-controlling interest								(1,613)
Beijing Tianzhikangjian
Net tangible assets:
Current assets										$ 7,094
Non-current assets										6,382
Current liabilities										(4,751)
Total										8,725
Goodwill										15,542
Deferred tax liability										(1,092)
Total										17,822
Non-controlling interest										(5,050)
Yantai Hongkang
Net tangible assets:
Current assets									$ 592
Non-current assets									1,340
Current liabilities									(124)
Total									1,808
Goodwill									3,690
Deferred tax liability									(722)
Total									5,614
Shandong Ciming Clinics
Net tangible assets:
Current assets							$ 2,770
Non-current assets							4,099
Current liabilities							(1,544)
Total							5,325
Goodwill							2,361
Deferred tax liability							(748)
Total							4,351
Non-controlling interest							(2,416)
Xi'an iKang
Net tangible assets:
Current assets						$ 55
Non-current assets						2,510
Current liabilities						(171)
Total						2,394
Goodwill						7,415
Deferred tax liability						(1,014)
Total						10,415
Non-controlling interest						(3,242)
Wuhan Xiandai Sunny
Net tangible assets:
Current assets					$ 159
Non-current assets					793
Total					952
Goodwill					3,131
Deferred tax liability					(315)
Total					3,834
Guizhou Wishstar
Net tangible assets:
Current assets				$ 8,170
Non-current assets				2,888
Total				11,058
Goodwill				725
Deferred tax liability				(277)
Total				1,558
Non-controlling interest				(4,446)
Beijing Bohui
Net tangible assets:
Current assets		$ 770
Non-current assets		1,611
Current liabilities		(2,135)
Total		246
Goodwill		4,777
Deferred tax liability		(217)
Total		5,125
Customer relationship | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, finite																	7,339
Customer relationship | Gold iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite														210
Customer relationship | iKang Tianjin Hedong Dongrun
Net tangible assets:
Intangible assets acquired, finite													479
Customer relationship | iKang Tianjin Hexi Fenghui
Net tangible assets:
Intangible assets acquired, finite													415
Customer relationship | WA HK
Net tangible assets:
Intangible assets acquired, finite												2,472
Customer relationship | Chengdu Ommay
Net tangible assets:
Intangible assets acquired, finite											936
Customer relationship | iKang Yinchuan Ciming
Net tangible assets:
Intangible assets acquired, finite								1,581
Customer relationship | Beijing Tianzhikangjian
Net tangible assets:
Intangible assets acquired, finite										3,001
Customer relationship | Yantai Hongkang
Net tangible assets:
Intangible assets acquired, finite									2,533
Customer relationship | Shandong Ciming Clinics
Net tangible assets:
Intangible assets acquired, finite							2,593
Customer relationship | Xi'an iKang
Net tangible assets:
Intangible assets acquired, finite						3,875
Customer relationship | Wuhan Xiandai Sunny
Net tangible assets:
Intangible assets acquired, finite					988
Customer relationship | Guizhou Wishstar
Net tangible assets:
Intangible assets acquired, finite				1,064
Customer relationship | Beijing Bohui
Net tangible assets:
Intangible assets acquired, finite		504
Favorable lease contracts | iKang Shenyang Ningshan Hospital
Net tangible assets:
Intangible assets acquired, finite															554
Operating licenses | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, finite																	97
Operating licenses | iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite																$ 110
Operating licenses | iKang Shenyang Ningshan Hospital
Net tangible assets:
Intangible assets acquired, finite															$ 109
Operating licenses | Gold iKang Shenyang Hospital
Net tangible assets:
Intangible assets acquired, finite														$ 64
Operating licenses | iKang Tianjin Hedong Dongrun
Net tangible assets:
Intangible assets acquired, finite													48
Operating licenses | iKang Tianjin Hexi Fenghui
Net tangible assets:
Intangible assets acquired, finite													$ 64
Operating licenses | WA HK
Net tangible assets:
Intangible assets acquired, finite												$ 80
Operating licenses | Chengdu Ommay
Net tangible assets:
Intangible assets acquired, finite											$ 16
Operating licenses | iKang Yinchuan Ciming
Net tangible assets:
Intangible assets acquired, finite								$ 32
Operating licenses | Beijing Tianzhikangjian
Net tangible assets:
Intangible assets acquired, finite										$ 371
Operating licenses | Yantai Hongkang
Net tangible assets:
Intangible assets acquired, finite									$ 113
Operating licenses | Shandong Ciming Clinics
Net tangible assets:
Intangible assets acquired, finite							$ 145
Operating licenses | Xi'an iKang
Net tangible assets:
Intangible assets acquired, finite						$ 139
Operating licenses | Wuhan Xiandai Sunny
Net tangible assets:
Intangible assets acquired, finite					$ 30
Operating licenses | Guizhou Wishstar
Net tangible assets:
Intangible assets acquired, finite				$ 46
Operating licenses | Beijing Bohui
Net tangible assets:
Intangible assets acquired, finite		$ 61
Trade name | Shanghai Huajian Management
Net tangible assets:
Intangible assets acquired, indefinite																	$ 4,371